INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about intangible assets [abstract]
INTANGIBLE ASSETS	INTANGIBLE ASSETS

Figures in millions - US Dollars	Goodwill	Other	Total

Cost
Balance at 1 January 2023	105	95	200
Additions	—	1	1
Transfers and other movements (1)	—	1	—
Translation	—	(2)	(2)
Balance at 31 December 2023	105	95	200
Accumulated amortisation and impairments
Balance at 1 January 2023	—	94	94
Amortisation for the year	—	1	1
Translation	—	(2)	(2)
Balance at 31 December 2023	—	93	93
Net book value at 31 December 2023	105	2	107
Cost
Balance at 1 January 2024	105	95	200
Additions	—	1	1
Translation	(10)	—	(10)
Balance at 31 December 2024	95	96	191
Accumulated amortisation and impairments
Balance at 1 January 2024	—	93	93
Amortisation for the year	—	1	1
Translation	—	(1)	(1)
Balance at 31 December 2024	—	93	93
Net book value at 31 December 2024	95	3	98
Cost
Balance at 1 January 2025	95	96	191
Additions	—	2	2
Disposal of subsidiary	—	(10)	(10)
Translation	7	1	8
Balance at 31 December 2025	102	89	191
Accumulated amortisation and impairments
Balance at 1 January 2025	—	93	93
Amortisation for the year	—	1	1
Disposal of subsidiary	—	(10)	(10)
Translation	—	1	1
Balance at 31 December 2025	—	85	85
Net book value as 31 December 2025	102	4	106
(1)Transfers and other movements include amounts from asset reclassifications and amounts written off.
Impairment calculation assumptions for goodwill
2025
Based on an analysis carried out by the Group in 2025, the carrying value and fair value less costs to dispose of the CGU that includes significant goodwill is:

	2025
Figures in millions - US Dollars	Carrying Value	Fair value less costs to dispose
Sunrise Dam	203	823
The Group determines the fair value less costs to dispose of the CGU to calculate the recoverable amount. As at 31 December
2025, the recoverable amount of Sunrise Dam exceeded its carrying amount by $620m. Sunrise Dam had $102m goodwill at 31
December 2025. The approved life-of-mine of Sunrise Dam is planned until 2033. The recoverable amount is derived from a discounted cash flow model using a nominal discount rate of 8.76%. This is a level 3 fair value measurement.
The estimates of future cash flows were derived from the life-of-mine plans where the life-of-mine plans include a material portion of value beyond Proven and Probable Mineral Reserve ounces (including Inferred Mineral Resource and mineral inventory).
These ounces are included in the discounted cash flow model based on a sliding scale of conversion factors to ensure risk-
adjusted progression of material reflecting geological confidence and economic viability. The conversion factors are applied to reflect a risk adjusted cash flow.
Life-of-mine plans are also impacted by estimated production as well as Mineral Reserve and Mineral Resource determination
(including mineral inventory). The Group continuously monitors production targets, including yield targets from currently mined ore-bodies, and models these results to other areas of the orebody and makes the required amendments. These amendments are manifested in the impairment models as changes in the years of the life-of-mine from year-to-year.
Assumptions used for the impairment calculations
The gold price assumption used in the impairment calculations represents the Group’s best estimate of the expected nominal short-term and long-term future price of gold based on consensus outlooks.
Foreign currency cash flows are translated at estimated exchange rates, based on consensus outlooks, and then discounted using appropriate discount rates for that currency.

Assumptions	Nominal gold price per oz ($)	Real gold price per oz ($)		Exchange rate (A$/US$)
	2025	2024	2023	2025	2024	2023
Year 1	3,900	2,650	1,995	0.69	0.65	0.68
Year 2	3,394	2,477	1,998	0.69	0.68	0.71
Year 3	3,250	2,101	1,785	0.69	0.70	0.72
Year 4	3,100	2,026	1,694	0.71	0.70	0.70
Year 5	2,878	1,988	1,666	0.71	0.69	0.70
Long-term	2,721	1,950	1,666	0.71	0.68	0.70
Sensitivity analysis
The key assumption that influences the recoverable amount is the expected gold prices. It is estimated that a decrease of the gold price assumptions by 22.8% would cause the recoverable amount of this CGU to equal its carrying amount. Management has determined that a reasonable possible change in the discount rate, foreign exchange and production (including mineral inventory) would not result in a material adjustment to the carrying value. The sensitivity analysis has been provided on the basis that the key assumption changes without a change in the other assumptions. However, for a change in each of the assumptions used, it is impracticable to disclose the consequential effect of changes on the other variables used to measure the recoverable amount because these assumptions and others used in impairment testing of goodwill are inextricably linked.
2024
Based on an analysis carried out by the Group in 2024, the carrying value and fair value less costs to dispose of the CGU that includes significant goodwill is:

	2024
Figures in millions - US Dollars	Carrying Value	Fair value less costs to dispose
Sunrise Dam	166	566
As at 31 December 2024, the recoverable amount of Sunrise Dam exceeded its carrying amount by $400m. Sunrise Dam had
$95m goodwill at 31 December 2024. The approved life-of-mine of Sunrise Dam is planned until 2032. The fair value less costs to dispose is derived from a discounted cash flow model using a post-tax, real discount rate of 5%, which reflects specific market risk factors for the CGU. This is a level 3 fair value measurement.
The estimates of future cash flows were derived from the life-of-mine plans where the life-of-mine plans include a material portion of value beyond proven and probable Mineral Reserve ounces (including Inferred Mineral Resource and mineral inventory).
These ounces are included in the discounted cash flow model based on a sliding scale of conversion factors to ensure risk-
adjusted progression of material reflecting geological confidence and economic viability.
Life-of-mine plans are also impacted by estimated production as well as Mineral Reserve and Mineral Resource determination
(including mineral inventory). The Group continuously monitors production targets, including yield targets from currently mined ore-bodies, and models these results to other areas of the orebody and makes the required amendments. These amendments are manifested in the impairment models as changes in the years of the life-of-mine from year-to-year.
Sensitivity analysis
The key assumption that influences the recoverable amount is the expected gold prices. It is estimated that a decrease of the gold price assumptions by 16.1% would cause the recoverable amount of this CGU to equal its carrying amount. Management has determined that a reasonable possible change in the discount rate, foreign exchange and production would not result in a material adjustment to the carrying value.
The sensitivity analysis has been provided on the basis that the key assumption changes without a change in the other assumptions. However, for a change in each of the assumptions used, it is impracticable to disclose the consequential effect of changes on the other variables used to measure the recoverable amount because these assumptions and others used in impairment testing of goodwill are inextricably linked.
2023
Based on an analysis carried out by the Group in 2023, the carrying value and fair value less costs to dispose of the CGU that includes significant goodwill is:

	2023
Figures in millions - US Dollars	Carrying Value	Fair value less costs to dispose
Sunrise Dam	228	263
As at 31 December 2023, the recoverable amount of Sunrise Dam exceeded its carrying amount by $35m. Sunrise Dam had
$105m goodwill at 31 December 2023. The approved life-of-mine of Sunrise Dam is planned until 2028; however, for impairment testing purposes, Mineral Resource not included in the current approved life-of-mine plan where management has high confidence in the orebody and economical recovery of gold, based on historical and similar geological experience, were included in the discounted cash flow model. The attributable Mineral Resource value ounces have been included in the discounted cash flow model applied based on a sliding scale of conversion factors to ensure risk-adjusted progression of material reflecting geological confidence and economic viability. The fair value less costs to dispose is derived from a discounted cash flow model using a real discount rate of 5%. This is a level 3 fair value measurement.
It is estimated that a decrease of the gold price assumptions by 2.3%, or an increase in the discount rate of 5.1% to 10.1%, or an increase of 2.4% in the A$/US$ exchange rate, would cause the recoverable amount of this CGU to equal its carrying amount.
The sensitivity analysis has been provided on the basis that the key assumption changes without a change in the other assumptions. However, for a change in each of the assumptions used, it is impracticable to disclose the consequential effect of changes on the other variables used to measure the recoverable amount because these assumptions and others used in impairment testing of goodwill are inextricably linked. The assumptions that had the most influence on the life-of-mine plans which form the basis of the assessment was the discount rate, foreign exchange and production. Management has determined that a reasonable possible change in these assumptions would not result in a material adjustment to the carrying value.

Significant accounting judgements and estimates
For the significant assumptions relating to impairments in general see Note 17. The forecasted gold price is considered a significant input with estimation uncertainty.
Value beyond Proven and Probable Mineral Reserve (including Inferred Mineral Resource and mineral inventory) have been included in the life-
of-mine plan for the Sunrise Dam CGU. The inclusion of the mineral inventory is supported by the repeated ability of the operation to replenish depleted Mineral Resource from exploration success providing confidence that the mineral inventory ounces included in the plan will be drilled, converted and mined over the life-of-mine. The capital investment and exploration required to convert and mine this additional material are included in the life-of-mine plan. These ounces are included in the discounted cash flow model based on a sliding scale of conversion factors to ensure risk-adjusted progression of material reflecting geological confidence and economic feasibility.

Accounting policies
Where an investment in a subsidiary, joint venture or an associate is made, any excess of the consideration transferred, the amount of any non-
controlling interest in the acquiree and the acquisition date fair value of any previous equity interest in the acquiree over the fair value of the identifiable net assets acquired is recorded as goodwill.
Goodwill is not amortised, is tested annually for impairment or whenever events or changes in circumstances indicate that the carrying amount may not be recoverable and carried at cost less accumulated impairment losses. Gains and losses on the disposal of an entity include the carrying amount of goodwill relating to the entity sold. Goodwill is allocated to CGUs for the purpose of impairment testing. No unallocated goodwill exists within the Group.